Schedule of inventories (Details) - USD ($) $ in Thousands		Dec. 31, 2021	Dec. 31, 2020
Classes of current inventories [abstract]
Finished products		$ 157,285	$ 94,033
Semi-finished products		60,315	56,335
Raw materials	[1]	90,087	66,278
Auxiliary materials and consumables		94,564	68,950
Inventory provisions		(29,749)	(29,074)
Total		$ 372,502	$ 256,522

[1]	Raw materials include a USD 23,009 reclassification from Assets and projects under construction, within Property, plant and equipment, to Inventory, related to the ore pile costs that were incurred during Aripuanã’s commissioning phase and which should already be included in the Company's inventory.